Summary of Significant Accounting Policies - Long Lived Assets and Deferred Costs (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Property Plant And Equipment [Line Items]
Annual growth factor management fees after 2017	0.80%
Utilization rate of fleet	99.20%
Amortization of deferred drydock and special survey costs	$ 13,768,000	$ 13,340,000	$ 12,263,000
Amortization and write-off of deferred financing costs	5,653,000	4,524,000	4,061,000
Vessels
Property Plant And Equipment [Line Items]
Scrap value of vessels per LWT	340
Capitalized interest costs	$ 5,843,000	$ 5,154,000	$ 2,334,000
Ocean-going vessels | Minimum
Property Plant And Equipment [Line Items]
Period of review of special costs of assets	30 months
Ocean-going vessels | Maximum
Property Plant And Equipment [Line Items]
Period of review of special costs of assets	60 months
Push boats and barges
Property Plant And Equipment [Line Items]
Period of review of special costs of assets	84 months